Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 89.8%
Brazil - 9.2%
Ambev SA - ADR	5,331	$22,177
Cosan SA	373	6,955
CPFL Energia SA	1,173	10,512
JBS SA	3,882	24,991
Petrobras Distribuidora SA	1,268	8,539
TIM Participacoes SA - ADR	417	8,111
Transmissora Alianca de Energia Eletrica SA	307	2,222
Vale SA - ADR	1,908	22,381
YDUQS Part	248	3,069
		108,957
China - 7.2%
Angang Steel Co. Ltd.	15,164	5,135
Anhui Conch Cement Co. Ltd.	3,504	22,603
China Shenhua Energy Co Ltd.	12,026	21,275
Great Wall Motor Co. Ltd.	11,472	7,681
Weichai Power Co. Ltd.	12,374	21,987
Zhuzhou CRRC Times Electric Co Ltd.	1,786	6,048
		84,729
Colombia - 2.0%
Ecopetrol SA - ADR	1,263	23,366
Greece - 0.3%
OPAP SA	288	3,593
Hong Kong - 13.3%
Air China Ltd.	24,624	20,418
China Communications Services Corp Ltd.	5,405	3,668
China Medical System Holdings Ltd.	2,738	3,680
China Resources Cement Holdings Ltd.	14,281	16,163
China Unicom Hong Kong Ltd.	27,063	22,789
CITIC Ltd.	18,991	21,542
CNOOC Ltd. - ADR	153	23,103
Kingboard Holdings Ltd.	2,574	6,860
Kingboard Laminates Holdings Ltd.	4,975	5,163
Kunlun Energy Co Ltd.	14,655	11,473
Luye Pharma Group Ltd. (a)	3,317	2,153
Sinotruk Hong Kong Ltd.	6,409	11,140
Zoomlion Heavy Industry Science and Technology Co. Ltd.	11,950	8,878
		157,030
Indonesia - 4.6%
Adaro Energy Tbk PT	57,088	5,121
Gudang Garam Tbk PT	1,640	6,699
Hanjaya Mandala Sampoerna Tbk PT	72,520	10,994
Perusahaan Gas Negara Tbk PT	71,770	8,961
Telekomunikasi Indonesia Persero Tbk PT	80,587	22,426
		54,201
Kuwait - 1.0%
Mobile Telecommunications Co KSC	6,546	12,407
Malaysia - 1.7%
MISC Bhd	5,126	9,619
Petronas Chemicals Group Bhd	7,162	10,818
		20,437
Mexico - 5.1%
Fomento Economico Mexicano SAB de CV - ADR	260	23,444
Grupo Aeroportuario del Sureste SAB de CV - ADR	27	5,205
Grupo Mexico SAB de CV	8,855	23,539
Orbia Advance Corp SAB de CV	3,514	8,304
		60,492
Russian Federation - 12.0%
Inter RAO UES PJSC	226,162	20,463
Magnitogorsk Iron & Steel Works PJSC	17,207	12,086
MMC Norilsk Nickel PJSC - ADR	811	26,211
Novolipetsk Steel PJSC	9,938	21,450
Severstal PJSC	1,105	15,751
Surgutneftegas PJSC	30,861	22,225
Tatneft PJSC - ADR	336	24,152
		142,338
Singapore - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	7,454	5,189
South Africa - 4.3%
African Rainbow Minerals Ltd.	362	4,074
AVI Ltd.	230	1,186
Foschini Group Ltd/The	295	2,709
Impala Platinum Holdings Ltd. (b)	708	6,675
Kumba Iron Ore Ltd.	649	15,115
Mr Price Group Ltd.	301	3,412
MultiChoice Group (b)	574	4,083
Vodacom Group Ltd.	1,826	14,265
		51,519
Taiwan - 13.3%
Asia Cement Corp.	5,960	8,908
Catcher Technology Co. Ltd.	1,337	10,799
Cheng Shin Rubber Industry Co Ltd.	2,829	3,685
Chicony Electronics Co Ltd.	994	2,826
Compal Electronics, Inc.	4,888	2,969
Foxconn Technology Co. Ltd.	4,328	8,668
Globalwafers Co. Ltd.	414	5,482
Hon Hai Precision Industry Co Ltd.	8,285	22,818
Lite-On Technology Corp.	2,494	3,897
MediaTek, Inc.	843	10,827
Novatek Microelectronics Corp.	387	2,793
Pegatron Corp.	4,449	9,366
President Chain Store Corp.	1,039	10,266
Realtek Semiconductor Corp.	372	3,048
Taiwan Mobile Co Ltd.	3,144	11,136
Uni-President Enterprises Corp.	7,080	17,015
Walsin Technology Corp.	854	5,951
Wistron Corp.	8,467	7,638
Yageo Corp.	773	9,890
		157,982
Thailand - 7.5%
Advanced Info Service PCL	2,326	15,223
Electricity Generating PCL	769	7,500
Indorama Ventures PCL	16,445	14,904
PTT Exploration & Production PCL	6,120	24,445
PTT PCL	17,220	23,894
Ratch Group PCL	1,154	2,518
		88,484
Turkey - 5.7%
BIM Birlesik Magazalar AS	546	4,450
Eregli Demir ve Celik Fabrikalari TAS	8,838	13,778
KOC Holding AS	5,380	17,566
Tofas Turk Otomobil Fabrikasi AS	1,520	6,705
Tupras Turkiye Petrol Rafinerileri AS	608	11,439
Turk Telekomunikasyon AS (b)	6,330	8,197
Turkcell Iletisim Hizmetleri AS	2,493	5,874
		68,009
United Kingdom - 2.2%
LUKOIL PJSC - ADR	256	26,112
TOTAL COMMON STOCKS (Cost $1,113,442)		1,064,845

PREFERRED STOCKS - 6.6%
Brazil - 4.9%
Cia de Transmissao de Energia Eletrica Paulista	784	4,077
Cia Paranaense de Energia	433	7,418
Petroleo Brasileiro SA - ADR	1,668	22,101
Telefonica Brasil SA - ADR	1,720	23,873
		57,469
Russian Federation - 1.7%
Transneft PJSC	8	20,639
TOTAL PREFERRED STOCKS (Cost $82,746)		78,108

EXCHANGE TRADED FUNDS - 1.2%
iShares MSCI Saudi Arabia ETF	485	14,487
TOTAL EXCHANGE TRADED FUNDS (Cost $15,085)		14,487

REAL ESTATE INVESTMENT TRUSTS - 0.8%
South Africa - 0.8%
Growthpoint Properties Ltd.	3,872	5,441
Redefine Properties Ltd.	8,203	3,930
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,128)		9,371

SHORT-TERM INVESTMENTS 1.0%
Money Market Deposit Accounts - 1.0%
U.S. Bank Money Market Deposit Account 1.50% (c)	11,403	11,403
TOTAL SHORT-TERM INVESTMENTS (Cost $11,403)		11,403

Total Investments (Cost $1,233,804) - 99.4%		1,178,214
Other Assets in Excess of Liabilities - 0.6%		6,638
TOTAL NET ASSETS - 100.0%		$1,184,852

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines.
The value of those securities total $2,153 or 0.2% of net assets.

(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2020.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,064,845	$ -	$ -	$ -	$ 1,064,845
Preferred Stocks	78,108	-	-	-	78,108
Exchange Traded Funds	14,487	-	-	-	14,487
Real Estate Investment Trusts	9,371	-	-	-	9,371
Short-Term Investments	11,403	-	-	-	11,403
Total Investments in Securities	$ 1,178,214	$ -	$ -	$ -	$ 1,178,214
^ See Schedule of Investments for country breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.